Consolidated Statement of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Statement of Cash Flows [Abstract]
Acquisitions, cash acquired	$ 33,932	$ 19,161	$ 385